ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY (Details)				3 Months Ended		12 Months Ended
	Jan. 19, 2023 USD ($) item $ / shares shares	Oct. 29, 2021 $ / shares shares	Mar. 22, 2021	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 07, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2020 $ / shares
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Condition for future business combination number of businesses minimum			1
Shares issued price per share | $ / shares		$ 10.20		$ 10.20		$ 10.20
Transaction Costs				$ 16,664,843		$ 16,664,843
Underwriting fees				3,173,059		3,173,059
Deferred underwriting fee payable				12,100,000		12,100,000
Other offering costs				$ 1,391,784		$ 1,391,784
Condition for future business combination use of proceeds percentage				80		80
Condition for future business combination threshold Percentage Ownership				50		50
Maximum allowed dissolution expenses				$ 100,000		$ 100,000
Maximum number of times for extend the date by which the Company must consummate an initial business combination | item	6
Additional extension period each time for the Company to consummate an initial business combination	1 month
Combination Period, after extensions	21 months
Number of public shares, shareholders exercised their right to redeem | shares	19,949,665			19,949,665
Amount removed from the Trust Account to pay holders	$ 206,500,000			$ 206,500,000
Redemption price per public share | $ / shares	$ 10.35			$ 10.35
Amount remain in the trust account	$ 31,500,000			$ 33,058,050		$ 237,987,893		$ 234,604,006
Number of public shares outstanding | shares	3,050,335			3,050,335
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%		100.00%
Months to complete acquisition				21 months		21 months
Redemption of shares calculated based on business days prior to consummation of business combination (in days)				2 days		2 days
Condition for future business combination threshold Net Tangible Assets				$ 5,000,001		$ 5,000,001
Redemption period upon closure				10 days		10 days
Cash held outside the Trust Account				$ 50,274		$ 10,436
Amount drawn				$ 995,000	$ 0	500,000
Unsecured convertible promissory note
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Amount drawn						$ 500,000
IPO
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Sale of units, net of underwriting discounts (in shares) | shares		23,000,000
Shares issued price per share | $ / shares		$ 10.00				$ 10.20			$ 10.20
Sale of Private Placement Warrants (in shares) | shares				25,000		25,000
Months to complete acquisition				21 months		21 months
Private Placement | Private Placement Warrants
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Sale of Private Placement Warrants (in shares) | shares		1,060,000
Sponsor | Unsecured convertible promissory note
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Principal amount of debt							$ 500,000
Sponsor | Private Placement
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Price of warrant per share | $ / shares		$ 10.00
Sponsor | Private Placement | Private Placement Warrants
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Sale of Private Placement Warrants (in shares) | shares		1,060,000
Price of warrant per share | $ / shares		$ 10.00
Ananda Trust | Unsecured convertible promissory note
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Principal amount of debt							$ 500,000